ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT'S PLANS (Narrative) (Details) - 12 months ended Dec. 31, 2015 $ / shares in Units, ¥ in Thousands	USD ($) d yr $ / shares shares	CNY (¥) d yr shares
Organization, Principal Activities And Management's Plans 1	54.89%	54.89%
Organization, Principal Activities And Management's Plans 2 | ¥		¥ 91,338
Organization, Principal Activities And Management's Plans 3	$ 14,700,000
Organization, Principal Activities And Management's Plans 4	100.00%	100.00%
Organization, Principal Activities And Management's Plans 5 | ¥		¥ 30,000
Organization, Principal Activities And Management's Plans 6	$ 4,800,000
Organization, Principal Activities And Management's Plans 7	4,550,000
Organization, Principal Activities And Management's Plans 8	4.43
Organization, Principal Activities And Management's Plans 9	$ 1,800,000
Organization, Principal Activities And Management's Plans 10 | d	30	30
Organization, Principal Activities And Management's Plans 11	24.00%	24.00%
Organization, Principal Activities And Management's Plans 12 | ¥		¥ 60,000
Organization, Principal Activities And Management's Plans 13	$ 8,720,000
Organization, Principal Activities And Management's Plans 14	95.00%	95.00%
Organization, Principal Activities And Management's Plans 15 | yr	30	30
Organization, Principal Activities And Management's Plans 16 | d	30	30
Organization, Principal Activities And Management's Plans 17 | d	90	90
Organization, Principal Activities And Management's Plans 18	$ 1,800,000
Organization, Principal Activities And Management's Plans 19 | ¥		¥ 2,340
Organization, Principal Activities And Management's Plans 20	$ 380,000
Organization, Principal Activities And Management's Plans 21	78.21%	78.21%
Organization, Principal Activities And Management's Plans 22	83.72%	83.72%
Organization, Principal Activities And Management's Plans 23	$ 210,000
Organization, Principal Activities And Management's Plans 24 | ¥		¥ 7,000
Organization, Principal Activities And Management's Plans 25	1,130,000
Organization, Principal Activities And Management's Plans 26 | ¥		21,500
Organization, Principal Activities And Management's Plans 27	3,530,000
Organization, Principal Activities And Management's Plans 28 | ¥		¥ 2,000
Organization, Principal Activities And Management's Plans 29	$ 320,000
Organization, Principal Activities And Management's Plans 30	47.46%	47.46%
Organization, Principal Activities And Management's Plans 31	49.63%	49.63%
Organization, Principal Activities And Management's Plans 32	52.54%	52.54%
Organization, Principal Activities And Management's Plans 33	50.37%	50.37%
Organization, Principal Activities And Management's Plans 34	$ 200,000
Organization, Principal Activities And Management's Plans 35	100.00%	100.00%
Organization, Principal Activities And Management's Plans 36 | ¥		¥ 53,980
Organization, Principal Activities And Management's Plans 37	$ 8,840,000
Organization, Principal Activities And Management's Plans 38	100.00%	100.00%
Organization, Principal Activities And Management's Plans 39 | ¥		¥ 50,000
Organization, Principal Activities And Management's Plans 40	$ 8,190,000
Organization, Principal Activities And Management's Plans 41 | shares	318,794	318,794
Organization, Principal Activities And Management's Plans 42 | $ / shares	$ 4.00
Organization, Principal Activities And Management's Plans 43	50.37%	50.37%
Organization, Principal Activities And Management's Plans 44	54.89%	54.89%
Organization, Principal Activities And Management's Plans 45	$ 4,500
Organization, Principal Activities And Management's Plans 46	$ 61,698
Organization, Principal Activities And Management's Plans 47 | shares	120,709	120,709
Organization, Principal Activities And Management's Plans 48 | $ / shares	$ 4.00
Organization, Principal Activities And Management's Plans 49	83.72%	83.72%
Organization, Principal Activities And Management's Plans 50	99.99%	99.99%
Organization, Principal Activities And Management's Plans 51	$ 34,000
Organization, Principal Activities And Management's Plans 52	649,967
Organization, Principal Activities And Management's Plans 53	800,000
Organization, Principal Activities And Management's Plans 54 | ¥		¥ 5,000
Organization, Principal Activities And Management's Plans 55	440,000
Organization, Principal Activities And Management's Plans 56	360,000
Organization, Principal Activities And Management's Plans 57	25,910,000
Organization, Principal Activities And Management's Plans 58	12,630,000
Organization, Principal Activities And Management's Plans 59	22,410,000
Organization, Principal Activities And Management's Plans 60	1,320,000
Organization, Principal Activities And Management's Plans 61	1,650,000
Organization, Principal Activities And Management's Plans 62	56,000,000
Organization, Principal Activities And Management's Plans 63	15,270,000
Organization, Principal Activities And Management's Plans 64	$ 51,820,000
Organization, Principal Activities And Management's Plans 65	100.00%	100.00%
Organization, Principal Activities And Management's Plans 66	54.89%	54.89%
Organization, Principal Activities And Management's Plans 67	$ 4,800,000
Organization, Principal Activities And Management's Plans 68	14,740,000
Organization, Principal Activities And Management's Plans 69	6,270,000
Organization, Principal Activities And Management's Plans 70	13,020,000
Organization, Principal Activities And Management's Plans 71	380,000
Organization, Principal Activities And Management's Plans 72	$ 760,000